4. NOTES PAYABLE (Details - Notes payable) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Principal Balance	$ 22,500	$ 390,000	$ 321,381
Accrued Interest on notes payable	45,562	374,704
12% Notes Payable [Member]
Principal Balance	22,500	185,000
Accrued Interest on notes payable	45,562	353,813
10% Note payable [Member]
Principal Balance	0	5,000
Accrued Interest on notes payable	0	6,375
Directors Notes [Member]
Principal Balance	0	200,000
Accrued Interest on notes payable	$ 0	$ 14,516